UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/2011

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
39	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Fund, covering the six-month period from September 1, 2010, through February 28, 2011.

The past six months proved to be an extraordinarily volatile period for municipal bonds. Fixed-income securities generally experienced price declines when municipal bonds responded negatively to reports of potential budget shortfalls affecting most state and local governments, and the increased supply caused by the end of the Build America Bonds (BAB) subsidy program — since issuers sought to issue tax-exempt BAB bonds before the 2010 year-end deadline. In addition, a new round of monetary stimulus suggested that the economy was likely to gain strength, kindling concerns regarding potentially higher interest rates down the road.

We believe that municipal bonds have become more attractively valued in the wake of recent market volatility. Despite negative media coverage of the risks confronting the market, we believe that the vast majority of issuers will continue to service their debt without interruption. In our analysis, fundamental measures of quality — including liquidity and revenue stabilization — support a stable outlook for tax-backed and revenue-backed municipal bonds. Over the longer term, we believe that higher tax rates in many states will provide additional support to the municipal bond market. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman & Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through February 28, 2011, as provided by James Welch and Daniel Marques, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2011, Dreyfus Municipal Bond Fund produced a total return of –4.78%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, produced a total return of –3.51%.2

Municipal bonds encountered heightened volatility during the reporting period amid rising long-term interest rates, intensifying credit concerns and changing supply-and-demand dynamics.The fund produced lower returns than its benchmark.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.The fund will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus. The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds).The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Changing Market Forces Derailed Municipal Bonds

Although the U.S. economy had hit a rough patch in the months prior to the start of the reporting period, the recovery began to gain traction in September after the Federal Reserve Board embarked on a new round of quantitative easing.This stimulative measure eased investors’ worries regarding a potential double-dip recession, and interest rates climbed at the longer end of the market’s maturity range. As interest rates rose, bond prices fell.

In addition, municipal bonds encountered heightened volatility in anticipation of changes in supply-and-demand dynamics, when it became clearer that the Build America Bonds program, which had shifted a substantial portion of new issuance to the taxable bond market, would be allowed to expire at the end of 2010. Consequently, investors began to sell longer-maturity municipal bonds in anticipation of a more ample supply of securities, putting downward pressure on prices. Finally, most states continued to struggle with fiscal pressures, which were highlighted by news reports about state budget cuts and other austerity measures.As a result of these various market forces, municipal bonds lost some of their value during the reporting period. Longer-term bonds generally declined more sharply than shorter-term securities.

Security Selection Strategy Dampened Relative Returns

In this changing market environment, the fund’s relative performance was undermined to a degree by its emphasis on A-rated securities. Perhaps contrary to historic trends, the A- and AA-rated tiers of the investment-grade range generally lagged securities with AAA and BBB credit ratings during the reporting period. In addition, to shelter the fund from certain risks affecting municipal bonds purchased at prices below face value, we focused on higher-coupon bonds with maturities in the 10- to 25-year range, which bore only slightly less of the brunt of rising interest rates than 30-year municipal bonds.We typically favored bonds backed by revenues from essential-purpose municipal facilities, such as sewer districts and waterworks, over general obligation debt.

The fund achieved positive results from tactical trading opportunities among lower quality bonds, as we took advantage of market volatility to purchase at attractive prices the bonds of certain states — such as California, New Jersey and Illinois — that had been punished due to credit concerns that, after extensive research, we considered to be overblown.

Weathering a Period of Transition

We were encouraged by signs of market stabilization in February, when long-term interest rates moderated and demand for municipal bonds bounced back.Although we expect additional bouts of volatility over the near term as the U.S. economic recovery gathers momentum, we remain optimistic regarding the municipal bond market over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete later this year, demand for municipal bonds seems likely to stay robust as investors respond to higher state income taxes and possible federal tax increases down the road.

March 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risk compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011

Expenses paid per $1,000†	$3.63
Ending value (after expenses)	$952.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011

Expenses paid per $1,000†	$3.76
Ending value (after expenses)	$1,021.08

† Expenses are equal to the fund’s annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.9%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	15,000,000		13,966,350
Alaska—1.2%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000		6,591,104
Alaska International Airports
System, Revenue (Insured;
AMBAC) (Prerefunded)	5.75	10/1/12	4,500,000	[a]	4,860,180
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000		7,229,484
Arizona—2.6%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power
Company Project)	5.85	3/1/28	7,750,000		7,627,085
Arizona Health Facilities
Authority, Revenue
(Banner Health)	6.00	1/1/30	11,000,000		11,096,030
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000		9,883,350
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	7,250,000		5,877,938
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	4,815,000		4,695,684
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	4,185,000		3,755,242

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California—16.9%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	10,000,000		10,417,500
California,
Economic Recovery Bonds	5.00	7/1/20	11,000,000		12,247,400
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,714,445
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000		18,939,987
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		16,315,050
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		14,569,520
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco
Funding Corporation)	6.25	6/1/37	6,100,000		4,846,084
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		6,536,640
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.13	5/1/12	8,000,000	[a]	8,522,720
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/16	6,330,000		6,543,448
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	17,350,000		18,226,175
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	60,000	[a]	62,362
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000		4,051,000
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State Hospital)	5.13	6/1/29	5,000,000		4,646,450

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.38	12/1/37	10,325,000		8,871,137
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000		5,001,350
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		12,136,899
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000		5,189,800
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000	[b]	12,439,350
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.50	6/1/13	28,495,000	[a]	31,504,927
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	18,690,000		13,456,426
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	19,255,000		12,553,105
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		10,307,812
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,511,375
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		7,556,780

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	3,500,000		3,597,720
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000		14,394,732
San Mateo County Community College
District, GO (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/25	10,000,000	[c]	4,318,000
Colorado—1.2%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/32	5,860,000		5,086,128
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth
Health System)	5.25	1/1/25	4,000,000		4,076,200
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	3,706,124
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	8,100,000		7,017,921
Delaware—.4%
Delaware Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/26	6,245,000		6,672,470
Florida—5.7%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000		6,352,140
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	5.10	7/1/31	3,100,000		3,136,084
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Prerefunded)	5.50	6/1/11	7,000,000	[a]	7,163,450

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	[a]	313,397
Miami-Dade County,
Aviation Revenue	5.00	10/1/41	2,500,000		2,194,050
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		4,789,400
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		4,818,700
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,064,150
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000		10,369,928
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare
System) (Prerefunded)	6.00	12/1/12	2,090,000	[a]	2,283,011
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000		18,481,834
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000		6,550,810
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		4,610,500
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000		10,048,675
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		5,769,200

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—3.3%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/14	5,000,000		5,468,900
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000		10,736,100
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	5,500,000		5,484,765
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000		9,817,081
DeKalb County Hospital Authority,
RAC (DeKalb Medical
Center, Inc. Project)	6.00	9/1/30	13,000,000		12,481,040
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000	[a]	5,915,235
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,275,265
Idaho—.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	6,945,000		6,951,737
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		7,638,954
Illinois—5.7%
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	15,000,000		15,041,400
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	1/1/23	21,370,000		21,863,006
Illinois,
GO	5.00	1/1/17	5,145,000		5,361,399
Illinois,
GO	5.00	1/1/22	5,000,000		4,889,250

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Illinois,
GO	5.00	1/1/25	5,000,000		4,704,150
Illinois,
GO	5.00	3/1/28	2,500,000		2,329,050
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000		3,391,780
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000	[a]	25,493,860
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	5,000,000		4,223,200
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	5,500,000		5,272,355
Indiana—.9%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; AMBAC)	5.00	1/1/36	17,400,000		15,156,270
Iowa—.2%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	5,000,000		3,988,950
Kansas—1.5%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	5,000,000		4,529,050
Wichita,
Hospital Facilities
Improvement Revenue
(Christi Health System)	5.50	11/15/26	7,000,000		7,032,270
Wyandotte County Kansas City
Unified Government, Utility
System Revenue
(Insured; AMBAC)	5.60	9/1/23	12,010,000		13,102,189
Kentucky—.9%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000		8,544,227

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky (continued)
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	6,500,000	6,350,955
Louisiana—1.6%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,065,440
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	6,675,175
Louisiana State University
Board of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/29	12,820,000	12,847,563
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car Project)	6.25	1/1/30	5,000,000	5,047,250
Maryland—.8%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	6.00	7/1/39	10,000,000	10,040,500
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	2,500,000	2,257,750
Massachusetts—2.7%
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/24	12,000,000	13,002,600
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	11,164,230
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	2,944,740

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	5,553,812
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/13	10,000,000	10,341,900
Michigan—2.1%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,215,280
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	4,828,500
Michigan Hospital Finance
Authority, Revenue (McLaren
Health Care)	5.63	5/15/28	4,575,000	4,632,691
Michigan Strategic Fund,
LOR (The Dow Chemical
Company Project)	6.25	6/1/14	6,500,000	7,046,325
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	5,205,000	4,762,367
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	4,525,000	3,768,329
Mississippi—.2%
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	3,325,000	3,468,540
Missouri—.7%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,154,800

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nebraska—1.9%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	28,765,000	30,432,507
Nevada—1.0%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	5,000,000	4,939,050
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	12,000,000	11,538,840
New Hampshire—1.0%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	15,500,000	15,549,910
New Jersey—6.2%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,535,131
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	11,120,000	10,288,002
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	7,500,000	8,048,625
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.13	6/1/30	10,000,000	10,257,600
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/18	7,750,000	8,603,120
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/20	12,645,000	14,263,434
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000	14,782,598

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	975,000		814,788
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	5,780,000		4,113,799
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	4,650,000		3,266,765
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.75	6/1/13	3,000,000	[a]	3,393,450
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	12,065,000	[a]	13,711,631
New Mexico—.6%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	6/15/14	8,000,000	[a]	9,091,600
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue (Collateralized:
FNMA and GNMA)	6.80	1/1/26	615,000		644,600
New York—11.2%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000	[d,e]	26,123,250
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		9,653,310
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/12	10,000,000		10,806,200

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/13	25,860,000		28,971,217
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000		19,752,235
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000		7,975,605
New York City,
GO	5.25	8/15/24	18,500,000		19,696,395
New York City,
GO (Prerefunded)	5.75	3/1/13	13,305,000	[a]	14,664,106
New York City Health and
Hospitals Corporation, Health
System Revenue	5.00	2/15/25	14,625,000		14,645,621
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000		7,702,704
New York State Dormitory
Authority, Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	9,500,000		10,639,905
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000		4,740,850
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000		5,999,110
North Carolina—.7%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/26	12,000,000		11,838,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio—.5%
Butler County,
Hospital Facilities
Revenue (UC Health)	5.50	11/1/40	10,000,000		8,427,700
Oregon—.3%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.00	4/1/26	5,000,000		5,241,600
Pennsylvania—2.1%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000		5,299,500
Delaware County Industrial
Development Authority,
Charter School Revenue
(Chester Community
Charter School Project)	5.25	8/15/30	8,015,000		6,761,133
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000		11,362,837
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000		5,172,750
Philadelphia School District,
GO	5.25	9/1/23	5,000,000		5,150,900
South Carolina—1.2%
Greenville County School District,
Installment Purchase
Revenue (Building Equity
Sooner for Tomorrow)	5.00	12/1/23	15,000,000		15,541,200
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	4,000,000	[a]	4,383,320
Tennessee—.5%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage Revenue
(Mountain States Health Alliance)	5.50	7/1/36	3,575,000		3,097,702

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Johnson City Health and
Educational Facilities
Board, HR (Mountain
States Health Alliance)	6.00	7/1/38	5,500,000		5,123,470
Texas—10.3%
Austin,
Water and Wastewater
System Revenue	5.00	11/15/27	10,000,000		10,507,300
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/14	15,070,000		15,525,717
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	10,000,000		10,297,600
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	5,865,000		5,812,567
Harris County Cultural
Education Facilities Finance
Corporation, HR (Texas
Children’s Hospital Project)	5.25	10/1/29	4,000,000		3,981,000
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	7,000,000		7,603,330
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000		19,582,636
Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC) (Prerefunded)	5.25	3/1/12	2,470,000	[a]	2,589,968
Laredo,
Waterworks and Sewer
System Revenue	5.25	3/1/30	10,950,000		11,286,712

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000		10,382,200
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	15,000,000		15,099,750
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000		9,426,600
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000		10,673,637
Texas Transportation Commission,
State Highway Fund
First Tier Revenue	5.00	4/1/26	20,000,000		21,284,600
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000		11,194,440
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000		2,328,725
Virginia—2.5%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000		1,708,755
Tobacco Settlement Financing
Corporation, Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	5.50	6/1/15	10,000,000	[a]	11,092,800
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000		5,979,204
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000		8,173,028
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,470,000		13,883,664

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington—2.9%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/39	10,520,000		11,161,825
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000		10,753,536
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	7,000,000		7,031,640
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	3/1/13	2,945,000		2,950,095
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	3/1/16	3,855,000		3,861,669
Washington,
GO (Various Purpose)	5.00	2/1/28	10,000,000		10,480,000
West Virginia—.4%
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000	[a]	3,308,838
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,747,509
Wisconsin—2.6%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/12	25,000,000	[a]	26,988,500
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,600,000		9,540,768
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		4,865,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—3.3%
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	10,000,000		9,759,600
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000		9,119,400
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000		4,361,150
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	[c]	3,580,902
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		4,627,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000		5,003,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000		5,189,200
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000		11,499,310
Total Long-Term Municipal Investments
(cost $1,597,814,053)					1,614,715,668

Short-Term Municipal
Investments—.5%
California—.2%
California,
Economic Recovery Bonds
(LOC; JPMorgan Chase Bank)	0.20	3/1/11	2,900,000	[f]	2,900,000
California Infrastructure and
Economic Development
Bank, Revenue (California
Academy of Sciences,
San Francisco, California)
(LOC; Wells Fargo Bank)	0.20	3/1/11	100,000	[f]	100,000
New York—.3%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.20	3/1/11	2,600,000	[f]	2,600,000

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.22	3/1/11	2,200,000[f]	2,200,000
Total Short-Term Municipal Investments
(cost $7,800,000)				7,800,000

Total Investments (cost $1,605,614,053)			100.1%	1,622,515,668
Liabilities, Less Cash and Receivables			(.1%)	(1,091,767)
Net Assets			100.0%	1,621,423,901

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2011, this security had a value of $26,123,250 or 1.6% of net assets.
f Variable rate demand note—rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	31.7
AA		Aa		AA	31.2
A		A		A	20.4
BBB		Baa		BBB	12.1
BB		Ba		BB	1.0
B		B		B	.5
F1		MIG1/P1		SP1/A1	.5
Not Rated[g]		Not Rated[g]		Not Rated[g]	2.6
					100.0

†	Based on total investments.
g	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,605,614,053	1,622,515,668
Interest receivable		21,081,053
Receivable for shares of Common Stock subscribed		457,268
Prepaid expenses		22,844
		1,644,076,833
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		866,845
Cash overdraft due to Custodian		1,695,035
Payable for floating rate notes issued—Note 4		12,500,000
Payable for investment securities purchased		5,225,500
Payable for shares of Common Stock redeemed		2,123,547
Interest and expense payable related
to floating rate notes issued—Note 4		47,560
Accrued expenses		194,445
		22,652,932
Net Assets ($)		1,621,423,901
Composition of Net Assets ($):
Paid-in capital		1,789,985,297
Accumulated undistributed investment income—net		175,919
Accumulated net realized gain (loss) on investments		(185,638,930)
Accumulated net unrealized appreciation
(depreciation) on investments		16,901,615
Net Assets ($)		1,621,423,901
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		150,270,258
Net Asset Value, offering and redemption price per share ($)		10.79

See notes to financial statements.

The Fund	27

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2011 (Unaudited)

Investment Income ($):
Interest Income	43,530,364
Expenses:
Management fee—Note 3(a)	5,102,510
Shareholder servicing costs—Note 3(b)	926,324
Directors’ fees and expenses—Note 3(c)	70,039
Professional fees	49,561
Interest and expense related to floating rate notes issued—Note 4	46,578
Custodian fees—Note 3(b)	40,775
Prospectus and shareholders’ reports	30,573
Registration fees	17,662
Loan commitment fees—Note 2	14,624
Interest expense—Note 2	298
Miscellaneous	41,605
Total Expenses	6,340,549
Less—reduction in fees due to earnings credits—Note 3(b)	(1,995)
Net Expenses	6,338,554
Investment Income—Net	37,191,810
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(31,190,193)
Net unrealized appreciation (depreciation) on investments	(92,485,862)
Net Realized and Unrealized Gain (Loss) on Investments	(123,676,055)
Net (Decrease) in Net Assets Resulting from Operations	(86,484,245)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
Operations ($):
Investment income—net	37,191,810	78,181,727
Net realized gain (loss) on investments	(31,190,193)	(2,355,749)
Net unrealized appreciation
(depreciation) on investments	(92,485,862)	91,766,516
Net Increase (Decrease) in Net Assets
Resulting from Operations	(86,484,245)	167,592,494
Dividends to Shareholders from ($):
Investment income—net	(37,015,891)	(77,828,461)
Capital Stock Transactions ($):
Net proceeds from shares sold	31,026,444	79,059,679
Dividends reinvested	25,589,240	53,797,493
Cost of shares redeemed	(128,259,671)	(163,043,808)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(71,643,987)	(30,186,636)
Total Increase (Decrease) in Net Assets	(195,144,123)	59,577,397
Net Assets ($):
Beginning of Period	1,816,568,024	1,756,990,627
End of Period	1,621,423,901	1,816,568,024
Undistributed investment income—net	175,919	—
Capital Share Transactions (Shares):
Shares sold	2,782,782	7,022,963
Shares issued for dividends reinvested	2,312,658	4,768,057
Shares redeemed	(11,703,038)	(14,483,616)
Net Increase (Decrease) in Shares Outstanding	(6,607,598)	(2,692,596)

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2011				Year Ended August 31,
(Unaudited)			2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.58		11.01	11.19	11.50	11.86	12.01
Investment Operations:
Investment income—net[a]	.24		.49	.52	.52	.51	.51
Net realized and unrealized
gain (loss) on investments	(.79)		.57	(.18)	(.31)	(.36)	(.15)
Total from
Investment Operations	(.55)		1.06	.34	.21	.15	.36
Distributions:
Dividends from
investment income—net	(.24)		(.49)	(.52)	(.52)	(.51)	(.51)
Net asset value,
end of period	10.79		11.58	11.01	11.19	11.50	11.86
Total Return (%)	(4.78)[b]		9.86	3.44	1.74	1.21	3.14
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.75	[c]	.74	.76	.80	.89	.86
Ratio of net expenses
to average net assets	.75	[c]	.74	.76	.80	.89	.86
Ratio of interest and expense
related to floating rate
notes issued to
average net assets	.01	[c]	.01	.03	.08	.16	.14
Ratio of net investment
income to average
net assets	4.37	[c]	4.39	4.91	4.56	4.31	4.35
Portfolio Turnover Rate	11.68	[b]	19.86	23.28	37.04	40.26	36.31
Net Assets,
end of period
($ x 1,000)	1,621,424		1,816,568	1,756,991	1,843,865	1,957,630	1,984,322

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective seeks to provide as high a level of current income exempt from federal income tax, to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,622,515,668	—	1,622,515,668

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at February 28, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $153,014,969 available to be applied against future net securities profits, if any, realized subsequent to August 31, 2010. If not applied, $34,182,166 of the carryover expires in fiscal 2011, $49,698,815 expires in fiscal 2012, $6,826,077 expires in fiscal 2016, $13,380,265 expires in fiscal 2017 and $48,927,646 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2010 was as follows: tax exempt income $77,660,294 and ordinary income $168,167.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2011, was approximately $42,000 with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2011, the fund was charged $512,780 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2011, the fund was charged $255,149 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $28,632 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,995.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $40,775 pursuant to the custody agreement.

During the period ended February 28, 2011, the fund was charged $3,197 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $740,880, custodian fees $40,532, chief compliance officer fees $1,433 and transfer agency per account fees $84,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2011, amounted to $198,242,447 and $258,722,237, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2011, was approximately $12,500,000, with a related weighted average annualized interest rate of .75%.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended February 28, 2011.

At February 28, 2011, accumulated net unrealized appreciation on investments was $16,901,615, consisting of $58,778,983 gross unrealized appreciation and $41,877,368 gross unrealized depreciation.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the reported time periods, noting that the fund’s one-year performance was more competitive than the longer term periods.The Board also noted that the fund’s yield performance was variously, above, at, or below the Performance Group and Performance Universe medians for the one-year periods ended September 30, 2010. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund’s total return was above the category average in five of the 10 calendar years.

The Board received a presentation from the fund’s portfolio manager regarding the fund’s transition in 2009 from a generally lower average credit quality portfolio to a generally higher average credit quality portfolio and the extent to which this transition may have been premature and contributed to lagging total return performance results. The Board, however, expressed support for this strategy in the current volatile environment for municipal bonds. The Board also noted the fund’s generally strong yield performance results. Dreyfus representatives advised that they continue to closely monitor the relative performance results being achieved by the fund’s portfolio managers, whom the Board noted had extensive experience and a successful track record in managing municipal bond funds overall.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and Expense Universe median, and the fund’s total expenses were above the Expense Group median and Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The

Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted the investment decision-making process and strategy employed and the material factors that affected fund performance over the past year.The Board also noted the portfolio manager’s extensive experience and long-term track record in managing municipal bond funds and the fund’s generally competitive yield performance results.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. It also was noted that certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of each fund’s Management Agreement for a shorter six-month period, through May 31, 2011, was in the best interests of the fund and its shareholders, noting that the six-month renewal period offered the Board the opportunity to further assess each fund’s portfolio management team and strategy and their respective ability to improve relative total return performance.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 26, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)